FINANCE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Costs [Abstract]
Interest on lease liabilities	$ 1,394	$ 527	$ 142
Collaboration interest-bearing advanced funding	20,400	10,269	758
Total	$ 21,794	$ 10,796	$ 900